Loss Per Share	6 Months Ended
Jun. 30, 2026
Per share data
Loss Per Share

15. Loss Per Share

Basic earnings (loss) per share is computed by dividing net income (loss) for the period by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed by dividing net income (loss) attributable to common stockholders by the weighted-average number of shares of Class A common stock outstanding during the period, adjusted for the effect of potentially dilutive securities outstanding during the period.

For the period from May 7, 2026 through June 30, 2026 (Successor), certain potentially dilutive securities were excluded from the computation of diluted earnings per share because their inclusion would have been anti-dilutive. These securities included unvested restricted stock awards, outstanding stock options for which shares had not yet been issued as of June 30, 2026 (Successor) and which were evaluated under the treasury stock method, contingent consideration and acquisition-related shares that may be settled in Class A common stock, including shares issuable to service providers, and other share-based obligations expected to be settled in shares of the Company’s Class A common stock that remained unpaid as of June 30, 2026. The unvested restricted stock awards have the right to participate in dividends and undistributed earnings with holders of common stock; however, such awards are not contractually obligated to participate in losses. Accordingly, these potentially dilutive securities were not included in the computation of diluted loss per share for the period presented.

Potentially dilutive securities excluded from the measurement of loss per share for the period from May 7 through June 30, 2026 (Successor) totaled 6.3 million potential shares of Class A common stock.

As discussed in Note 14 - Stockholders’ Equity, the Company has Class A common stock and Class B common stock. As Class B common shares are not participating securities, the computation of loss per share has been presented based upon the weighted average shares of Class A common stock outstanding during each fiscal period. The following table sets forth the computation of basic and diluted loss per share (in thousands, except number of shares and per share data):

Successor - AIAI
Period from May 7, 2026 through June 30, 2026
Net loss	$(38,928)

Weighted average common shares outstanding:
Basic and Diluted	69,473,454
Loss per share:
Basic and Diluted	$(0.56)